LOAN RECEIVABLE (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 CAD ($) property	Dec. 31, 2022 USD ($) property	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Loan Receivable [Abstract]
Number of industrial properties	2	2
Current loans and receivables	$ 69,200	$ 51.1
Non-current loans and receivables	$ 0		$ 10,500	$ 8.3